Note 10 - Equity (Details) - Stock Options Activity - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stock Options Activity [Abstract]
Outstanding (in Shares)	312,995	0
Weighted Average Exercise Price	$ 2.04	$ 0
Outstanding Weighted Average Fair Value	$ 2.21	$ 0.92
Outstanding Weighted Average Remaining Contractual Life	9 years	9 years 73 days
Exercisable at December 31, 2014 (in Shares)	111,502	13,072
Exercisable at December 31, 2014	$ 1.81	$ 1.20
Exercisable at December 31, 2014 (in Dollars)		$ 0.57
Exercisable at December 31, 2014	8 years 146 days	9 years 109 days
Granted at market price (in Shares)	211,660	320,115
Granted at market price	$ 8.35	$ 2.04
Cancelled (in Shares)	1,835	(7,120)
Cancelled		$ 1.20
Outstanding (in Shares)	524,600	312,995
Weighted Average Exercise Price	$ 4.69	$ 2.04